SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Restricted Cash	$ 0.4	$ 0.4